Earnings Per Share - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 shares
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive have been excluded from the computation of diluted net income (loss) per share	693,123